Related Parties - Schedule of Key Management Personnel Compensation (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	R 18,285	R 18,094	R 16,557
Post-employment benefits	456	430	378
Total	R 18,741	R 18,524	R 16,935